Parent Company - Statement of Comprehensive Income / (Loss) of Constellium N.V. (Parent Company Only) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of condensed financial information of parent company [Line Items]
Revenue	€ 5,237	€ 4,743	€ 5,153
Gross profit	539	516	450
Selling and administrative expenses	(248)	(254)	(245)
Employee benefit expenses	(924)	(897)	(887)
Income / (loss) from operations	321	246	(426)
Financial result-net	(243)	(167)	(155)
Income / (loss) before income tax	49	65	(584)
Income tax	(80)	(69)	32
Net loss	(31)	(4)	(552)
Other comprehensive income	15	(30)	41
Total comprehensive loss	(16)	(34)	(511)
Parent [member]
Disclosure of condensed financial information of parent company [Line Items]
Revenue	1	1
Gross profit	1	1
Selling and administrative expenses	(5)	(8)	(7)
Employee benefit expenses	(1)
Loss from recurring operations	(5)	(7)	(7)
Other income			1
Other expenses			(3)
Income / (loss) from operations	(5)	(7)	(9)
Financial result-net	(65)	1	9
Income / (loss) before income tax	(70)	(6)
Income tax	0	0	0
Net loss	(70)	(6)
Other comprehensive income	0	0	€ 0
Total comprehensive loss	€ (70)	€ (6)